Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,530,209,401.24
Previously Paid Amount	0.00
Total Fee Amount	211,321.92
Total Offset Amount	0.00
Net Fee	$ 211,321.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A